24. Post-Employment Benefits (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2019
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	R$ 549,824
2020
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	584,439
2021
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	576,828
2022
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	564,449
2023
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	549,010
2024 - 2058
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	6,828,362
Unified Plan
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	(414,256)	R$ (406,023)	R$ (381,274)
Unified Plan | 2019
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	354,069
Unified Plan | 2020
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	340,372
Unified Plan | 2021
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	326,924
Unified Plan | 2022
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	313,390
Unified Plan | 2023
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	300,346
Unified Plan | 2024 - 2058
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	3,072,612
Plan III
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	(133,281)	(122,841)	(109,146)
Plan III | 2019
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	148,236
Plan III | 2020
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	192,004
Plan III | 2021
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	198,083
Plan III | 2022
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	199,913
Plan III | 2023
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	198,714
Plan III | 2024 - 2058
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	3,110,140
Assistance Plan
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	(7)	R$ (7)	R$ (88,259)
Assistance Plan | 2019
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	47,519
Assistance Plan | 2020
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	52,063
Assistance Plan | 2021
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	51,821
Assistance Plan | 2022
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	51,146
Assistance Plan | 2023
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	49,950
Assistance Plan | 2024 - 2058
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	R$ 645,610